Related Party Transactions (Details) - USD ($)			3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 15, 2020	Nov. 13, 2020	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Related party receivables			$ 23,781				$ 23,781		$ 44,087	$ 31,446
Cost of Revenue, Related Party, Type [Extensible Enumeration]										Related Party	Related Party
Number of stock options purchased (in shares)			437	292		255	984		793
Stock options expiration period		36 months
Related Party
Related Party Transactions
Related party receivables			$ 48,000				$ 48,000		$ 82,000	$ 273,000
Related party cost			$ 1,000		$ 164,000		$ 112,000	$ 699,000	816,000	935,000
Expenses incurred in relation to legal services									0	138,000
Amounts payable										0	$ 0
Percentage of commission received, first year	20.00%
Percentage of commission received, second year	10.00%
Percentage of commission received, third year	5.00%
Payment of commission									0	0
Related Party | Options Agreement
Related Party Transactions
Loans receivable term		3 years
Loans receivable carrying amount		$ 335,000
Abated interest rate		0.25%
Number of stock options purchased (in shares)		18,777
Share issue price (in dollars per share)		$ 90.00
Loans receivable amount kind in services per month		$ 9,000
Shareholder loan balances totaled									$ 0	$ 19,000